Fair Value Measurements - Narrative (Details)	Dec. 31, 2021 USD ($)	Jan. 31, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other-than-temporary impairments	$ 0
Measurement Input, Probability of Repayment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes receivable, measurement input	70
Measurement Input, Probability of Conversion
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes receivable, measurement input	30
Measurement Input, Discount Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes receivable, measurement input	16.2
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments		$ 1,000,000.0
Convertible notes receivable, interest rate (percent)		5.0